UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21682

BB&T Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Variable Insurance Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-228-1872

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

BB&T Large Cap VIF

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.5%)
	Consumer Discretionary (6.9%)
69,048	Comcast Corp., Class A	$1,166,220
12,971	Johnson Controls, Inc.(a)	331,539
16,813	Target Corp.	784,831

		2,282,590

	Consumer Staples (2.7%)
6,904	Philip Morris International, Inc.	336,501
11,502	Wal-Mart Stores, Inc.	564,633

		901,134

	Energy (15.1%)
14,305	ConocoPhillips	646,014
4,861	Devon Energy Corp.	327,291
8,023	EOG Resources, Inc.	670,001
13,838	Exxon Mobil Corp.	949,426
14,502	Occidental Petroleum Corp.	1,136,957
15,714	Schlumberger, Ltd.	936,554
4,191	Transocean, Ltd.(b)	358,456

		5,024,699

	Financials (21.4%)
24,991	Aflac, Inc.	1,068,115
301	Berkshire Hathaway, Inc. Class B(b)	1,000,223
51,744	Genworth Financial, Inc., Class A	618,341
20,836	JPMorgan Chase & Co.	913,034
21,738	Loews Corp.	744,527
8,561	MetLife, Inc.	325,917
37,397	Progressive Corp. (The)(b)	620,042
10,716	T. Rowe Price Group, Inc.	489,721
28,847	U.S. Bancorp	630,595
24,942	Wells Fargo & Co.	702,866

		7,113,381

	Health Care (12.2%)
8,744	Baxter International, Inc.	498,495
10,729	Johnson & Johnson	653,289
9,734	Medco Health Solutions, Inc.(b)	538,387
12,941	Medtronic, Inc.	476,229
22,743	Merck & Co., Inc.	719,361
40,372	Pfizer, Inc.	668,157
9,553	Teva Pharmaceutical Industries, Ltd., ADR	483,000

		4,036,918

	Industrials (13.7%)
34,391	ABB, Ltd., ADR(b)	689,196
51,179	General Electric Co.	840,359
8,388	Illinois Tool Works, Inc.	358,252
13,456	Ingersoll-Rand Co. PLC	412,696
29,399	Kennametal, Inc.	723,509
11,183	SPX Corp.	685,182
40,517	Terex Corp.(b)	839,917

		4,549,111

	Information Technology (16.5%)
10,061	Adobe Systems, Inc.(b)	332,415
39,426	Cisco Systems, Inc.(b)	928,088
32,661	eBay, Inc.(b)	771,126
1,818	Google, Inc., Class A(b)	901,455
50,922	Intel Corp.	996,544
15,016	Microsoft Corp.	388,764
17,660	QUALCOMM, Inc.	794,347
14,643	Texas Instruments, Inc.	346,893

		5,459,632

	Materials (6.4%)
29,289	Barrick Gold Corp.	1,110,053
14,777	Freeport-McMoRan Copper & Gold, Inc.	1,013,850

		2,123,903

	Utilities (2.6%)
57,568	AES Corp. (The)(b)	853,158

	Total Common Stocks (Cost $27,769,627)	32,344,526

INVESTMENT COMPANY (2.7%)
909,611	Federated Treasury Obligations Fund, Institutional Shares	909,611

	Total Investment Company (Cost $909,611)	909,611

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.4%)
$147,233	Pool of Various Securities	122,425

	Total Securities Held as Collateral for Securities on Loan (Cost $147,233)	122,425

Total Investments — 100.6% (Cost $28,826,471)		33,376,562
Net Other Assets (Liabilities) — (0.6)%		(186,850)

NET ASSETS — 100.0%		$33,189,712

(a)	Represents that all or a portion of the security was on loan as of September 30, 2009.
(b)	Represents non-income producing security.

ADR — American Depository Receipt

BB&T Mid Cap Growth VIF

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (86.7%)
	Consumer Discretionary (11.8%)
2,100	Amazon.com, Inc.(a)	$196,056
8,035	Cheesecake Factory (The)(a)	148,808
5,860	Darden Restaurants, Inc.	200,002
7,740	Guess?, Inc.	286,689
5,640	JOS A Bank Clothiers, Inc.(a)	252,503
4,500	P.F. Chang’s China Bistro, Inc.(a)(b)	152,865
3,005	Polo Ralph Lauren Corp.	230,243

		1,467,166

	Consumer Staples (1.7%)
6,865	Whole Foods Market, Inc.(a)(b)	209,314

	Energy (9.5%)
5,790	Alpha Natural Resources, Inc.(a)	203,229
3,035	Anadarko Petroleum Corp.	190,386
10,050	EXCO Resources, Inc.(a)	187,835
4,325	National Oilwell Varco, Inc.(a)	186,537
4,390	Petroleo Brasileiro SA, ADR	201,501
4,980	Southwestern Energy Co.(a)	212,546

		1,182,034

	Financials (5.5%)
625	CME Group, Inc.	192,619
11,370	Knight Capital Group, Inc., Class A(a)	247,298
5,095	Piper Jaffray Cos.(a)	243,133

		683,050

	Health Care (7.9%)
6,510	Alexion Pharmaceuticals, Inc.(a)	289,955
2,305	Amedisys, Inc.(a)(b)	100,567
3,455	Celgene Corp.(a)	193,135
10,515	Mylan, Inc.(a)(b)	168,345
6,305	Watson Pharmaceuticals, Inc.(a)	231,015

		983,017

	Industrials (12.8%)
6,985	Aecom Technology Corp.(a)	189,573
8,100	Duoyuan Global Water, Inc., ADR(a)(b)	269,730
5,265	Fluor Corp.	267,725
14,690	McDermott International, Inc.(a)	371,217
11,470	Orion Marine Group, Inc.(a)	235,594
11,210	Quanta Services, Inc.(a)	248,077

		1,581,916

	Information Technology (28.4%)
14,150	Activision Blizzard, Inc.(a)	175,319
11,195	Altera Corp.	229,609
565	Baidu, Inc., ADR(a)	220,943
3,680	Equinix, Inc.(a)	338,560
8,635	InterDigital, Inc.(a)	199,987
15,750	Marvell Technology Group, Ltd.(a)	254,993
21,300	Nuance Communications, Inc.(a)	318,648
25,600	PMC - Sierra, Inc.(a)	244,736
8,830	Red Hat, Inc.(a)	244,061
11,280	Rovi Corp.(a)	379,008
6,395	Sina China Corp.(a)	242,754
7,320	Synaptics, Inc.(a)(b)	184,464
7,885	Varian Semiconductor Equipment Associates, Inc.(a)	258,943
10,050	Xilinx, Inc.	235,371

		3,527,396

	Materials (9.1%)
2,415	Air Products & Chemicals, Inc.	187,356
2,665	Freeport-McMoRan Copper & Gold, Inc.	182,846
4,490	Nucor Corp.	211,075
6,890	Scotts Miracle-Gro Co. (The), Class A	295,925
8,950	Teck Resources, Ltd., Class B(a)	246,751

		1,123,953

	Total Common Stocks (Cost $8,503,168)	10,757,846

EXCHANGE TRADED FUNDS (3.5%)
5,900	iShares Russell MidCap Growth Index Fund	250,927
1,930	SPDR Gold Trust(a)	190,780

	Total Exchange Traded Funds (Cost $385,152)	441,707

INVESTMENT COMPANY (2.2%)
269,201	Federated Treasury Obligations Fund, Institutional Shares	269,201

	Total Investment Company (Cost $269,201)	269,201

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (3.3%)
$412,841	Pool of Various Securities	409,808

	Total Securities Held as Collateral for Securities on Loan (Cost $412,841)	409,808

Total Investments — 95.7% (Cost $9,570,362)		11,878,562
Net Other Assets (Liabilities) — 4.3%		534,866

NET ASSETS — 100.0%		$12,413,428

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of September 30, 2009.

ADR — American Depository Receipt

BB&T Capital Manager Equity VIF

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (67.3%)
62,574	BB&T Equity Income Fund, Institutional Class	$715,846
8,608	BB&T Equity Index Fund, Institutional Class	60,946
341,197	BB&T International Equity Fund, Institutional Class	1,753,752
64,471	BB&T Large Cap Fund, Institutional Class	653,091
78,459	BB&T Mid Cap Growth Fund, Institutional Class	669,258
92,137	BB&T Mid Cap Value Fund, Institutional Class	1,000,608
24,664	BB&T Special Opportunities Equity Fund, Institutional Class	367,994
138,499	BB&T U.S. Treasury Money Market Fund, Institutional Class	138,499

	Total Affiliated Investment Companies (Cost $6,285,080)	5,359,994

EXCHANGE TRADED FUNDS (26.7%)
8,606	iShares Russell 2000 Index Fund	518,339
15,157	iShares S&P 500 Index Fund	1,605,733

	Total Exchange Traded Funds (Cost $2,573,020)	2,124,072

INVESTMENT COMPANY (5.0%)
47,655	Credit Suisse Commodity Return Strategy Fund	398,397

	Total Investment Company (Cost $389,000)	398,397

Total Investments — 99.0% (Cost $9,247,100)		7,882,463
Net Other Assets (Liabilities) — 1.0%		76,285

NET ASSETS — 100.0%		$7,958,748

BB&T Special Opportunities Equity VIF

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (94.1%)
	Consumer Discretionary (6.7%)
85,000	Comcast Corp., Class A	$1,435,650
27,000	Yum! Brands, Inc.	911,520

		2,347,170

	Consumer Staples (2.1%)
11,000	Energizer Holdings, Inc.(a)	729,740

	Energy (10.4%)
12,000	Apache Corp.	1,101,960
10,000	Halliburton Co.	271,200
35,000	Petroleo Brasileiro SA, ADR(b)	1,375,850
42,100	Weatherford International, Ltd.(a)(b)	872,733

		3,621,743

	Financials (1.8%)
1,900	Markel Corp.(a)	626,658

	Health Care (28.1%)
29,000	Allscripts-Misys Healthcare Solutions, Inc.(b)	587,830
21,000	Baxter International, Inc.	1,197,210
20,000	Becton Dickinson & Co.	1,395,000
60,000	Bristol-Myers Squibb Co.	1,351,200
26,000	Gilead Sciences, Inc.(a)	1,211,080
23,000	McKesson Corp.(b)	1,369,650
10,000	Medcath Corp.(a)	87,700
26,000	Teva Pharmaceutical Industries, Ltd., ADR	1,314,560
53,000	UnitedHealth Group, Inc.	1,327,120

		9,841,350

	Industrials (6.0%)
14,000	L-3 Communications Holdings, Inc.	1,124,480
16,000	SPX Corp.(b)	980,320

		2,104,800

	Information Technology (35.5%)
80,000	Activision Blizzard, Inc.(a)	991,200
64,000	Akamai Technologies, Inc.(a)	1,259,520
240,000	ARM Holdings PLC, ADR	1,680,000
62,000	Cisco Systems, Inc.(a)(b)	1,459,480
59,000	Corning, Inc.	903,290
94,000	Dell, Inc.(a)(b)	1,434,440
59,000	eBay, Inc.(a)	1,392,990
34,000	Harris Corp.	1,278,400
34,000	Intuit, Inc.(a)	969,000
63,000	Symantec Corp.(a)	1,037,610

		12,405,930

	Materials (3.5%)
60,000	Nalco Holding Co.(b)	1,229,400

	Total Common Stocks (Cost $28,832,519)	32,906,791

INVESTMENT COMPANY (6.7%)
2,346,479	Federated Treasury Obligations Fund, Institutional Shares	2,346,479

	Total Investment Company (Cost $2,346,479)	2,346,479

Principal Amount
SHORT TERM INVESTMENTS (0.0%)
$37,343	BNY Institutional Cash Reserve, Series B	6,255

	Total Short Term Investments (Cost $37,343)	6,255

Total Investments — 100.8% (Cost $31,216,341)		35,259,525
Net Other Assets (Liabilities) — (0.8)%		(287,668)

NET ASSETS — 100.0%		$34,971,857

(a)	Represents non-income producing security.
(b)	Security held as collateral for written call option.

ADR — American Depository Receipt

BB&T Total Return Bond VIF

Schedule of Portfolio Investments

September 30, 2009 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (9.4%)
$100,000	American Express Credit Account Master Trust, Series 2007-8, Class B, 0.943%, 5/15/15*	$95,402
35,000	Bank of America Credit Card Trust, Series 2008-A1, Class A1, 0.823%, 4/15/13*	34,958
320,000	Bank of America Credit Card Trust, Series 2008-A5, Class A5, 1.443%, 12/16/13*	322,018
210,000	BMW Vehicle Lease Trust, Series 2009-1, Class A3, 2.910%, 3/15/12	213,870
95,000	Carmax Auto Owner Trust, Series 2009-1, Class A3, 4.120%, 3/15/13	98,790
98,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5, STEP, 5.416%, 5/25/33(a)	76,952
110,000	Harley-Davidson Motorcycle Trust, Series 2007-2, Class A4, 5.120%, 8/15/13	115,355
168,000	Harley-Davidson Motorcycle Trust, Series 2009-1, Class A3, 3.190%, 11/15/13	171,530
235,000	Honda Auto Receivables Owner Trust, Series 2008-1, Class A4, 4.880%, 9/18/14	247,336
79,000	Honda Auto Receivables Owner Trust, Series 2009-2, Class A4, 4.430%, 7/15/15	82,169
175,000	Hyundai Auto Receivables Trust, Series 2008-A, Class A4, 5.480%, 11/17/14	185,935
40,000	MBNA Credit Card Master Note Trust, Series 2005-A4, Class A4, 0.283%, 11/15/12*	39,842
120,000	Nissan Auto Lease Trust, Series 2009-A, Class A3, 2.920%, 12/15/11	122,146
75,000	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A4, 4.740%, 8/17/15	79,500
127,000	USAA Auto Owner Trust, Series 2008-1, Class A4, 4.500%, 10/15/13	133,098
175,000	USAA Auto Owner Trust, Series 2009-1, A4, 4.770%, 9/15/14	185,125
82,000	World Omni Auto Receivables Trust, Series 2009-A, Class A4, 5.120%, 5/15/14	86,997

	Total Asset Backed Securities (Cost $2,243,895)	2,291,023

COLLATERALIZED MORTGAGE OBLIGATIONS (4.9%)
175,832	Chase Mortgage Finance Corp., Series 2003-S7, Class A1, 0.646%, 8/25/18*	162,118
88,274	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 3A1, 4.049%, 5/25/34*	79,994
88,690	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15	94,188
160,649	MASTR Alternative Loans Trust, Series 2005-4, Class 4A1, 5.500%, 6/25/20	153,821
72,432	MASTR Asset Securitization Trust, Series 2004-1, Class 1A1, 5.000%, 2/25/34	72,241
205,473	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32*	197,832
156,496	RBSSP Resecuritization Trust, Series 2009-6, Class 2A1, 5.330%, 1/26/36*(b)	147,758
206,922	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 4.842%, 6/25/34*	187,359
104,402	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 5.000%, 10/25/35*	95,058

	Total Collateralized Mortgage Obligations (Cost $1,161,552)	1,190,369

COMMERCIAL MORTGAGE-BACKED SECURITIES (6.7%)
150,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.674%, 6/11/41	144,510
140,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40(b)	120,864
220,000	CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A3, 4.813%, 2/15/38	221,314
79,702	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.305%, 8/10/42	79,236
165,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/38*	169,436
220,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class A4, 5.335%, 8/12/37*	218,780
166,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A3, 4.865%, 3/15/46	163,705
210,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/43*	198,054
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	26,800
220,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	214,081
67,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 6.100%, 2/15/51*	63,337

	Total Commercial Mortgage-Backed Securities (Cost $1,488,927)	1,620,117

CORPORATE BONDS (28.5%)
	Consumer Discretionary (2.6%)
186,000	Comcast Corp., 6.950%, 8/15/37(c)	207,606
51,000	Historic TW, Inc., 9.125%, 1/15/13	59,222
203,000	Time Warner Cable, Inc., 6.750%, 6/15/39	219,532
135,000	Viacom, Inc., 5.625%, 9/15/19	137,215

		623,575

	Consumer Staples (1.3%)
96,000	Altria Group, Inc., 9.950%, 11/10/38	130,521
55,000	Brown University, 4.570%, 9/1/19	57,085
117,000	CVS Caremark Corp., 6.125%, 9/15/39	119,015

		306,621

	Energy (2.3%)
125,000	Boardwalk Pipelines LP, 5.750%, 9/15/19	124,796
110,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	122,234

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

September 30, 2009 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$68,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13	$68,680
105,000	Plains All American Pipeline LP, 8.750%, 5/1/19	126,043
100,000	Smith International, Inc., 9.750%, 3/15/19	123,384

		565,137

	Financials (13.6%)
200,000	Aflac, Inc., 8.500%, 5/15/19	238,414
201,000	American Express Co., 8.125%, 5/20/19	237,721
266,000	Bank of America Corp., 5.125%, 11/15/14(c)	271,811
131,000	Bank of America Corp., 5.750%, 12/1/17	130,761
65,000	Bank of America Corp., 7.625%, 6/1/19	73,241
200,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/1/18(c)	228,408
54,000	Caterpillar Financial Services Corp., MTN, 7.150%, 2/15/19	62,616
105,000	Credit Suisse, New York, 5.300%, 8/13/19	107,661
28,000	ERP Operating LP REIT, 5.125%, 3/15/16	27,322
30,000	GATX Financial Corp., 5.125%, 4/15/10	30,260
348,000	General Electric Capital Corp., MTN, 6.875%, 1/10/39	364,471
71,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	81,197
148,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/33(c)	158,245
96,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/1/37	99,075
112,000	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	117,790
95,000	MetLife, Inc., 6.750%, 6/1/16	106,021
146,000	Morgan Stanley, 4.250%, 5/15/10	148,422
253,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18(c)	267,528
157,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14	158,651
93,000	Simon Property Group LP REIT, 6.750%, 5/15/14	99,741
74,000	Wachovia Corp., 5.625%, 10/15/16	77,259
189,000	Wells Fargo & Co., 5.625%, 12/11/17(c)	198,524

		3,285,139

	Health Care (0.4%)
90,000	Laboratory Corp. of America Holdings, 5.625%, 12/15/15(c)	93,053

	Industrials (2.7%)
186,000	Allied Waste North America, Inc., 6.875%, 6/1/17(c)	196,449
180,000	Corrections Corp. of America, 6.250%, 3/15/13(c)	177,300
60,000	Goodrich (BF) Corp., 6.290%, 7/1/16	65,214
110,000	L-3 Communications Corp., 5.875%, 1/15/15	109,450
112,000	Roper Industries, Inc., 6.250%, 9/1/19	116,263

		664,676

	Information Technology (1.7%)
45,000	Agilent Technologies, Inc., 5.500%, 9/14/15	46,289
107,000	Fiserv, Inc., 6.125%, 11/20/12	115,970
249,000	Xerox Corp., 6.350%, 5/15/18	258,862

		421,121

	Materials (1.2%)
205,000	ArcelorMittal, 9.850%, 6/1/19	242,475
35,000	Valspar Corp., 7.250%, 6/15/19	38,016

		280,491

	Telecommunication Services (2.6%)
103,000	America Movil SAB de CV, 6.375%, 3/1/35	107,322
27,000	AT&T, Inc., 5.800%, 2/15/19	28,891
229,000	AT&T, Inc., 6.400%, 5/15/38(c)	243,098
38,000	Telecom Italia Capital SA, 7.175%, 6/18/19	42,402
41,000	Verizon Communications, Inc., 6.350%, 4/1/19	45,275
146,000	Verizon Communications, Inc., 7.350%, 4/1/39	173,124

		640,112

	Utilities (0.1%)
24,000	Ohio Power Co., Series K, 6.000%, 6/1/16	25,822

	Total Corporate Bonds (Cost $6,411,905)	6,905,747

FDIC GUARANTEED SECURITIES (0.5%)
	Financials (0.5%)
115,000	KeyBank NA, 3.200%, 6/15/12	119,866

	Total FDIC Guaranteed Securities (Cost $119,913)	119,866

MORTGAGE-BACKED SECURITIES (37.5%)
	Fannie Mae(d) (23.3%)
19,172	4.500%, 10/1/18, Pool #752030	20,252
12,848	5.500%, 11/1/20, Pool #843972	13,666
10,416	5.500%, 12/1/20, Pool #831138	11,079
33,932	5.500%, 5/1/21, Pool #895628	36,092
36,990	5.500%, 6/1/21, Pool #831526	39,241
185,988	5.500%, 4/1/22, Pool #914937	196,987
132,387	5.000%, 12/1/22, Pool #967350	139,100
390,494	5.000%, 5/1/23, Pool #976197	410,027
42,202	5.000%, 10/1/25, Pool #255894	44,165
43,302	5.500%, 2/1/27, Pool #256600	45,802
199,024	5.500%, 1/1/34, Pool #757571	209,390
36,736	6.000%, 9/1/34, Pool #790912	39,034
52,627	6.500%, 9/1/34, Pool #796569	56,576
19,191	7.000%, 6/1/35, Pool #255820	21,023
89,905	5.000%, 11/1/35, Pool #842402	93,196
19,399	5.500%, 2/1/36, Pool #256101	20,373
251,041	6.000%, 6/1/36, Pool #886959	265,649
52,185	5.500%, 12/1/36, Pool #922224	54,732
239,766	5.500%, 12/1/36, Pool #928043	251,467
48,945	6.000%, 12/1/36, Pool #902054	51,793
101,682	5.000%, 1/1/37, Pool #920727	105,261
125,463	5.500%, 1/1/37, Pool #256552	131,586
48,072	6.000%, 1/1/37, Pool #906095	50,869
92,409	5.000%, 3/1/37, Pool #911395	95,604
45,764	6.000%, 4/1/37, Pool #914725	48,384
70,674	6.000%, 7/1/37, Pool #256800	74,720
496,033	6.500%, 7/1/37, Pool #941315	531,009
282,656	5.500%, 9/1/37, Pool #888638	296,230
276,169	6.000%, 9/1/37, Pool #952420	291,980
12,050	6.000%, 9/1/37, Pool #955005	12,740
199,717	5.000%, 5/1/38, Pool #933811	206,610
537,802	5.500%, 5/1/38, Pool #973968	563,376
374,507	4.805%, 7/1/38, Pool #981430*	391,439
199,143	5.500%, 7/1/38, Pool #889685	208,613

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

September 30, 2009 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae(d) — (continued)
$82,203	5.500%, 7/1/38, Pool #934323	$86,112
28,226	4.500%, 2/1/39, Pool #930492	28,632
190,000	6.000%, 5/1/39, Pool #935238	200,699
300,000	6.000%, 9/1/39, Pool #AD0132	317,175

		5,660,683

	Freddie Mac(d) (13.1%)
55,878	6.000%, 10/1/19, Pool #G11679	59,646
27,879	5.500%, 10/1/21, Pool #G12425	29,567
50,092	5.000%, 1/1/22, Pool #J04202	52,686
84,743	5.000%, 5/1/22, Pool #J04788	89,133
196,335	5.000%, 8/1/22, Pool #J05384	206,504
190,000	5.500%, 12/1/22, Pool #G13665	201,504
246,831	5.500%, 1/1/23, Pool #G12966	261,583
250,000	6.000%, 10/15/24(e)	266,016
34,314	4.500%, 6/1/35, Pool #G01842	34,858
29,147	5.500%, 7/1/35, Pool #A36540	30,619
15,414	6.000%, 7/1/35, Pool #A36304	16,339
15,745	5.500%, 12/1/35, Pool #A40359	16,540
46,056	5.500%, 2/1/36, Pool #G08111	48,311
28,294	5.500%, 4/1/36, Pool #A44445	29,679
122,940	6.000%, 9/1/36, Pool #A52325	130,132
18,733	5.500%, 12/1/36, Pool #A80368	19,650
99,130	5.881%, 12/1/36, Pool #1J1390*	104,688
71,958	5.500%, 4/1/37, Pool #G08192	75,425
48,014	6.000%, 4/1/37, Pool #A58853	50,793
40,650	5.000%, 6/1/37, Pool #G03094	42,069
124,131	6.000%, 8/1/37, Pool #A64067	131,315
45,355	5.748%, 9/1/37, Pool #1Q0319*	47,763
153,991	6.500%, 12/1/37, Pool #A69955	164,359
26,300	5.500%, 1/1/38, Pool #A71523	27,567
109,109	5.500%, 1/1/38, Pool #G04507	114,365
87,921	5.224%, 4/1/38, Pool #783255*	92,357
203,811	5.500%, 6/1/38, Pool #A77678	213,619
144,221	5.500%, 7/1/38, Pool #A78982	151,161
108,584	5.500%, 7/1/38, Pool #A79017	113,809
62,992	5.500%, 7/1/38, Pool #G04388	66,023
84,753	4.500%, 9/1/38, Pool #G04953	85,865
54,750	6.000%, 9/1/38, Pool #A81453	57,856
149,429	4.500%, 7/1/39, Pool #A87579	151,374

		3,183,175

	Ginnie Mae (1.1%)
66,275	5.000%, 12/15/38, Pool #702756	68,733
187,000	5.000%, 10/15/39(e)	193,487

		262,220

	Total Mortgage-Backed Securities (Cost $8,752,708)	9,106,078

MUNICIPAL BONDS (4.7%)
	California (1.9%)
190,000	California State, Water Utility Improvements G.O., Taxable, 5.450%, 4/1/15	200,691
30,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	31,974

220,000	Metropolitan Water District of Southern California, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	238,245

		470,910

	District of Columbia (0.3%)
70,000	Metropolitan Washington Airports Authority, Refunding Revenue Bonds, Series D (NATL-RE), 5.000%, 10/1/11	74,508

	Florida (0.6%)
135,000	Greater Orlando Aviation Authority, FL, Port, Airport & Marina Improvements Revenue, Series A, Callable 11/2/09 @ 101 (NATL-RE FGIC), 5.250%, 10/1/12	136,628

	Iowa (0.7%)
250,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Series E, Taxable, Callable 10/13/09 @ 100 (AMBAC, GTD STD LNS), 0.000%, 12/1/31*(a)(f)	182,500

	New Jersey (0.9%)
300,000	Higher Education Student Assistance Authority, NJ, Student Loan Revenue, Series A, Callable 10/01/09 @ 100 (NATL-RE, GTD STD LNS), 0.823%, 6/1/36*(a)(f)	210,000

	New York (0.3%)
70,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 11/2/09 @ 100.5 (General Obligation of Authority), 5.500%, 7/15/15	70,470

	Total Municipal Bonds (Cost $1,270,524)	1,145,016

U.S. TREASURY NOTES (1.5%)
136,000	3.750%, 11/15/18	140,728
150,000	4.375%, 2/15/38	158,016
50,000	4.500%, 5/15/38(c)	53,805

	Total U.S. Treasury Notes (Cost $331,515)	352,549

FOREIGN GOVERNMENT BONDS (0.3%)
	Canada (0.2%)
33,000	Ontario (Province of), 4.100%, 6/16/14	34,889

	Germany (0.1%)
26,000	Kreditanstalt fuer Wiederaufbau, 4.875%, 6/17/19	28,273

	Total Foreign Government Bonds (Cost $58,904)	63,162

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

September 30, 2009 (Unaudited)

Principal Amount		Fair Value
SUPRANATIONAL BONDS (1.0%)
$40,000	European Investment Bank, 2.375%, 3/14/14	$39,708
190,000	European Investment Bank, 3.000%, 4/8/14	194,434

	Total Supranational Bonds (Cost $228,624)	234,142

Shares
INVESTMENT COMPANY (6.2%)
1,510,598	Federated Treasury Obligations Fund, Institutional Shares	1,510,598

	Total Investment Company (Cost $1,510,598)	1,510,598

Principal Amount
SHORT TERM INVESTMENTS (0.0%)
$17,758	BNY Institutional Cash Reserve, Series B	2,974

	Total Short Term Investments (Cost $17,758)	2,974

Total Investments — 101.2% (Cost $23,596,823)		24,541,641
Net Other Assets (Liabilities) — (1.2)%		(284,887)

NET ASSETS — 100.0%		$24,256,754

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2009. The maturity date reflected is the final maturity date.
(a)	Illiquid.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis or for futures contracts.
(d)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(e)	Represents a security purchased on a when-issued basis. At September 30, 2009, total cost of investments purchased on a when-issued basis for the Total Return Bond VIF was $458,490.
(f)	Security was fair valued under methods approved by the Board of Trustees.

AMBAC — American Municipal Bond Insurance Corp.

FDIC — Federal Deposit Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

GTD STD LNS — Guaranteed Student Loans

MTN — Medium Term Note

NATL — National

RE — Reinsurance

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

Futures	Contracts	Unrealized Appreciation
Short
U.S. Treasury Ten Year Note, December 2009	12	$2,498

Total Short Contracts		$2,498

Continued

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments

September 30, 2009 (Unaudited)

1. Organization:

The BB&T Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the BB&T Large Cap VIF, the BB&T Mid Cap Growth VIF, the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity VIF invests primarily in underlying mutual funds as opposed to individual securities.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, futures and options, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current fair value. Investments in open-end investment companies, including the affiliated funds invested in by the Capital Manager Equity VIF, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially effects the furnished price) will be valued at fair value determined in good faith by the Pricing Committee under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

September 30, 2009 (Unaudited)

The summary of inputs used to value each Fund’s investments as of September 30, 2009 is as follows:

Assets: Investments in Securities	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs (b)	Level 3– Significant Unobservable Inputs	Total
BB&T Large Cap VIF	$33,254,137	(a)	$122,425	$—	$33,376,562
BB&T Mid Cap Growth VIF	11,468,754	(a)	409,808	—	11,878,562
BB&T Capital Manager Equity VIF	7,882,463	(a)	—	—	7,882,463
BB&T Special Opportunities Equity VIF	35,253,270	(a)	6,255	—	35,259,525

Liabilities:
Other Financial Instruments—Written Options
BB&T Special Opportunities Equity VIF	$309,280		$—	$—	$309,280

(a)	Industries or security types as disclosed in the Schedules of Portfolio Investments.
(b)	Level 2 investments are securities held as collateral for securities on loan.

Assets: Investments in Securities	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
BB&T Total Return Bond VIF
Asset Backed Securities	$—	$2,291,023	$—	$2,291,023
Collateralized Mortgages Obligations	—	1,190,369	—	1,190,369
Commercial Mortgage-Backed Securities	—	1,620,117	—	1,620,117
Corporate Bonds	—	6,905,747	—	6,905,747
FDIC Guaranteed Securities	—	119,866	—	119,866
Futures Contracts	2,498	—	—	2,498
Mortgage-Backed Securities	—	9,106,078	—	9,106,078
Municipal Bonds	—	752,516	392,500	1,145,016
U.S. Treasury Notes	—	352,549	—	352,549
Foreign Government Bonds	—	63,162	—	63,162
Supranational Bonds	—	234,142	—	234,142
Investment Company	1,510,598	—	—	1,510,598
Securities Held as Collateral for Securities on Loan	—	2,974	—	2,974

Total	$1,513,096	$22,638,543	$392,500	$24,544,139

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	BB&T Large Cap VIF	BB&T Mid Cap Growth VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Securities Held As Collateral for Securities on Loan:
Balance as of 12/31/08 (market value)	$2,682	$2,206	$6,566	$6,502
Municipal Bonds:
Balance as of 12/31/08 (market value)	—	—	—	368,500
Change in unrealized appreciation/(depreciation)*	—	—	—	24,000
Net purchases/(sales)	—	—	—	—
Securities Held As Collateral for Securities on Loan:
Transfers in and/or out of Level 3	(2,682)	(2,206)	(6,566)	(6,502)

Balance as of 06/30/09 (market value)	$—	$—	$—	$392,500

*	Net change in unrealized appreciation/(depreciation) during the period on Level 3 investments held on September 30, 2009.

Securities Transactions and Related Income — During the period, securities transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

September 30, 2009 (Unaudited)

includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities and any subsequent fluctuation in their value is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deemed creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller under these types of agreements is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is a potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of possible decline in value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls.

Financial Futures Contracts — The Funds (excluding the Capital Manager Equity VIF) may invest in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk), or foreign currencies (foreign currency exchange rate risk). Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying securities. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Exchange traded financial futures contracts involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade. For open financial futures contracts as of September 30, 2009, see the Schedules of Portfolio Investments, which is also indicative of activity for the year ended December 31, 2008.

Option Contracts — The Funds (excluding the Total Return Bond VIF) may purchase or write option contracts. These transactions may be entered into to hedge against changes in interest rates (interest rate risk), security prices (equity risk), currency fluctuations (foreign currency exchange rate risk), and other market developments, or for the purposes of earning additional income (i.e., speculation).

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

September 30, 2009 (Unaudited)

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized loss of the contract (as the writer).

The options contracts listed below are also indicative of activity for the year ended December 31, 2008. The following is a summary of written options outstanding as of September 30, 2009:

	BB&T Special Opportunities Equity VIF
Security	Number of Contracts	Value
Allscripts-Misys Healthcare Solutions Inc., $20.00, 1/16/10	200	$(43,600)
Allscripts-Misys Healthcare Solutions Inc., $22.50, 1/16/10	90	(11,160)
Cisco Systems Inc., $24.00, 10/17/09	60	(1,920)
Cisco Systems Inc., $25.00, 1/16/10	60	(5,100)
Dell Inc., $18.00, 11/21/09	100	(1,500)
Dell Inc., $20.00, 1/16/10	100	(1,400)
McKesson Corp., $70.00, 1/16/2010	100	(4,500)
Nalco Holding Co., $22.50, 11/21/09	200	(8,000)
Nalco Holding Co., $22.50, 1/16/10	100	(8,000)
Petroleo Brasileiro SA, ADR, $35.00, 12/19/09	350	(185,500)
SPX Corp., $65.00, 12/19/09	40	(9,600)
SPX Corp., $70.00, 12/19/09	90	(9,000)
Weatherford International, Ltd., $20.00, 11/21/09	100	(20,000)

	1,590	$(309,280)

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable letters of credit, U.S. dollars, cash or other forms of collateral as may be agreed between the Trust and Mellon Bank, N.A., the lending agent (“Mellon”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of a Fund’s securities to a borrower, Mellon is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. The Funds bear all of the gains and losses on such investments. Cash collateral received by several Funds at September 30, 2009, was invested in

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

September 30, 2009 (Unaudited)

the BNY Institutional Cash Reserve Fund (“ICRF”) Series A and B, an unregistered investment pool managed by Mellon, which was invested in repurchase agreements and Lehman Brothers.

The net asset value of a Fund may be affected by an increase or decrease in the value of the securities loaned or by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At September 30, 2009, the ICRF held investments in Lehman Brothers (Series B), which were in default. These defaults resulted in the value of the ICRF being less than the amount of collateral owed back to the borrowing brokers. The difference between the value of the collateral investments in the ICRF and what is owed to the borrowing brokers negatively affects the net asset value of these Funds. The difference between the value of the collateral investments in the ICRF and what is owed to borrowing brokers negatively impacted the NAV’s of certain Funds at September 30, 2009 by the following amounts per share:

NAV Impact
BB&T Large Cap VIF	$0.01
BB&T Special Opportunities Equity VIF	0.01
BB&T Total Return VIF	0.01

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. As the securities lending agent for the Funds, Mellon receives for its services 20% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. The value of the securities on loan, the related collateral and the liability to return the collateral at September 30, 2009, are shown on the Statements of Assets and Liabilities. At September 30, 2009, the following Funds had loans outstanding:

	Value of Loaned Securities	Cost of Collateral	Value of Collateral	Average Value on Loan for the period ended September 30, 2009
BB&T Large Cap VIF	$142,011	$147,233	$122,425	$173,986
BB&T Mid Cap Growth VIF	406,125	412,841	409,808	357,791

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third-party insurance (i.e., AMBAC).

Federal Income Taxes — It is the policy of the Funds to continue to qualify as regulated investment companies by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3. Federal Tax Information:

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2008 the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is possible that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
BB&T Large Cap VIF	$21,055,133	2016

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

September 30, 2009 (Unaudited)

	Amount	Expires
BB&T Mid Cap Growth VIF	609,632	2016
BB&T Capital Manager Equity VIF	2,272,242	2016
BB&T Total Return Bond VIF	73,894	2013
BB&T Total Return Bond VIF	62,902	2014
BB&T Total Return Bond VIF	78,797	2016

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as occurring on the first business day of the fiscal year ending December 31, 2009:

Post- October Losses
BB&T Large Cap VIF	$594,486
BB&T Mid Cap Growth VIF	1,849,892
BB&T Capital Manager Equity VIF	334,236
BB&T Special Opportunities VIF	2,521,166
BB&T Total Return Bond VIF	234,451

At September 30,2009, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BB&T Large Cap VIF	$28,679,238	$5,694,688	$(1,119,789)	$4,574,899
BB&T Mid Cap Growth VIF	9,157,521	2,477,050	(165,817)	2,311,233
BB&T Capital Manager Equity VIF	9,247,100	9,397	(1,374,034)	(1,364,637)
BB&T Special Opportunities Equity VIF	31,178,998	5,869,174	(1,794,902)	4,074,272
BB&T Total Return Bond VIF	23,579,065	1,150,130	(190,528)	959,602

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Variable Insurance Funds

By (Signature and Title)*	/S/ E.G. PURCELL, III
E.G. Purcell, III, President
(principal executive officer)

Date	11/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ E.G. PURCELL, III
E.G. Purcell, III, President
(principal executive officer)

Date	11/24/09

By (Signature and Title)*	/S/ ANDREW J. MCNALLY
Andrew J. McNally, Treasurer
(principal financial officer)

Date	11/24/09

*	Print the name and title of each signing officer under his or her signature.